UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-03596
SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 3/31

Portfolio of Investments
Seligman Communications and Information Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.0%)
General Dynamics Corp.	982,900		$75,879,880

Biotechnology (1.2%)
Gilead Sciences, Inc.	1,002,300	(b)	45,584,604

Communications Equipment (7.5%)
Cisco Systems, Inc.	6,457,700	(b,d)	168,093,931
Nortel Networks Corp.	819	(b,c)	41
QUALCOMM, Inc.	2,688,500		112,890,115

Total			280,984,087

Computers & Peripherals (12.5%)
Apple, Inc.	810,000	(b)	190,293,300
Electronics for Imaging, Inc.	4,792,700	(b,d,g)	55,739,101
Hewlett-Packard Co.	2,143,802		113,943,076
NetApp, Inc.	3,488,423	(b,d)	113,583,053

Total			473,558,530

Diversified Financial Services (0.5%)
BM&FBOVESPA SA	3,006,900	(c)	20,198,248

Diversified Telecommunication Services (0.9%)
Deutsche Telekom AG, ADR	2,374,900	(c)	32,061,150

Electrical Equipment (0.4%)
Sensata Technologies Holding NV	832,269	(b,c,d)	14,947,551

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	729,900		14,751,279

Health Care Equipment & Supplies (2.5%)
St. Jude Medical, Inc.	2,269,500	(b,d)	93,162,975

Internet Software & Services (6.9%)
eBay, Inc.	908,933	(b,d)	24,495,744
Google, Inc., Class A	136,100	(b)	77,170,061
Open Text Corp.	2,684,598	(b,c,g)	127,437,867
VeriSign, Inc.	1,149,400	(b,d)	29,895,894

Total			258,999,566

IT Services (6.2%)
Amdocs Ltd.	6,379,795	(b,c)	192,095,627
Genpact Ltd.	686,610	(b,c,d)	11,514,450
Lender Processing Services, Inc.	512,900		19,361,975
Rolta India Ltd.	2,679,700	(c)	10,677,629

Total			233,649,681

Issuer	Shares		Value(a)
Life Sciences Tools & Services (1.1%)
Life Technologies Corp.	784,365	(b,d)	40,998,759

Media (0.9%)
DreamWorks Animation SKG, Inc., Class A	861,800	(b,d)	33,946,302

Office Electronics (1.0%)
Xerox Corp.	3,993,700	(d)	38,938,575

Pharmaceuticals (1.3%)
Abbott Laboratories	900,000		47,412,000

Semiconductors & Semiconductor Equipment (12.1%)
Amkor Technology, Inc.	4,159,500	(b,d)	29,407,665
Analog Devices, Inc.	1,208,000		34,814,560
Avago Technologies Ltd.	1,217,316	(b,c,d)	25,028,017
Broadcom Corp., Class A	332,600	(d)	11,035,668
Intel Corp.	5,096,400		113,445,864
Lam Research Corp.	1,022,600	(b,d)	38,163,432
Marvell Technology Group Ltd.	1,709,343	(b,c)	34,836,410
Micron Technology, Inc.	1,779,200	(b,d)	18,485,888
National Semiconductor Corp.	3,095,658		44,732,258
Novellus Systems, Inc.	3,825,900	(b,d)	95,647,500
Veeco Instruments, Inc.	261,500	(b,d)	11,375,250

Total			456,972,512

Software (37.2%)
Activision Blizzard, Inc.	2,878,000		34,708,680
Aspen Technology, Inc.	2,252,000	(b,d)	23,083,000
BMC Software, Inc.	4,918,164	(b,d)	186,890,232
Check Point Software Technologies	5,416,543	(b,c,d)	189,903,998
Mentor Graphics Corp.	7,393,200	(b,d,g)	59,293,464
Micro Focus International PLC	1,096,300	(c)	8,343,126
Microsoft Corp.	6,421,900	(d)	187,969,013
Nuance Communications, Inc.	5,980,100	(b,d)	99,508,864
Parametric Technology Corp.	9,062,188	(b,d,g)	163,572,493
SonicWALL, Inc.	1,284,200	(b,d)	11,159,698
SS&C Technologies Holdings, Inc.	71,638	(b)	1,080,301
Symantec Corp.	11,127,100	(b,d)	188,270,532
Synopsys, Inc.	11,090,171	(b,d,g)	248,087,126

Total			1,401,870,527

Total Common Stocks (Cost: $3,310,734,277)			$3,563,916,226

Preferred Stocks (0.1%)

Issuer	Shares		Value(a)
Communications Equipment (—%)
Flashpoint Technology, Inc.
Cv	246,914	(b,e,f)	$—

Computers & Peripherals (0.1%)
Silver Peak Systems, Inc.
Cv	2,620,545	(b,f)	2,332,285

Independent Power Producers & Energy Traders (—%)
Miasole
Cv	805,620	(b,f)	1,611,240

Total Preferred Stocks (Cost: $21,074,781)			$3,943,525

Money Market Fund (3.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	115,245,794	(i)	$115,245,794

Total Money Market Fund (Cost: $115,245,794)			$115,245,794

Investments of Cash Collateral Received for Securities on Loan (11.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.7%)
Grampian Funding LLC
04-15-10	0.25%	$9,997,986	$9,997,986
Rhein-Main Securitisation
04-12-10	0.25	12,337,601	12,337,601
Versailles Commercial Paper LLC
04-15-10	0.28	4,998,794	4,998,794

Total			27,334,381

Certificates of Deposit (9.1%)
Australia and New Zealand Bank Group
04-26-10	0.30	5,000,000	5,000,000
04-27-10	0.29	10,000,000	10,000,000
05-24-10	0.31	5,000,000	5,000,000
Banco di Brescia
04-06-10	0.28	4,997,551	4,997,551
Banco Popular Caisse d’Epargne
04-08-10	0.28	5,000,000	5,000,000
Banco Popular Espanol
04-26-10	0.35	9,994,170	9,994,170
05-19-10	0.41	2,997,917	2,997,917
Banco Santander Central Hispano
04-01-10	0.21	5,000,000	5,000,000
04-06-10	0.30	10,000,000	10,000,000
04-16-10	0.30	10,000,000	10,000,000
04-19-10	0.31	5,000,000	5,000,000
Bank of Austria
04-05-10	0.28	19,995,023	19,995,023
Banque Federative du Credit Mutuel
05-10-10	0.35	1,498,693	1,498,693
06-02-10	0.37	9,990,553	9,990,553
Caisse Centrale du Credit Immobilier de France
04-09-10	0.27	4,998,838	4,998,838
Caisse des Depots
05-19-10	0.24	7,995,256	7,995,256
Clydesdale Bank
04-06-10	0.26	10,000,000	10,000,000
04-12-10	0.25	10,000,000	10,000,000
04-30-10	0.25	4,997,918	4,997,918
Credit Industrial et Commercial
04-07-10	0.38	5,000,031	5,000,031

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
04-13-10	0.34	5,000,000	5,000,000
05-10-10	0.35	4,000,000	4,000,000
Dexia Bank
04-12-10	0.31	2,499,323	2,499,323
Dexia Credit Local
04-12-10	0.28	20,000,000	20,000,000
DZ Bank
04-01-10	0.22	9,998,106	9,998,106
Fortis Bank
04-06-10	0.28	15,000,000	15,000,000
Hong Kong Shanghai Bank
04-06-10	0.22	20,000,000	20,000,000
Mitsubishi UFJ Trust and Banking
06-03-10	0.28	5,000,000	5,000,000
Natixis
04-01-10	0.25	10,000,000	10,000,000
04-08-10	0.26	2,998,723	2,998,723
04-26-10	0.24	15,000,000	15,000,000
Norinchukin Bank
04-08-10	0.22	7,498,579	7,498,579
04-13-10	0.27	10,000,125	10,000,125
04-19-10	0.27	10,000,000	10,000,000
NyKredit Bank
04-06-10	0.44	5,000,000	5,000,000
Overseas Chinese Banking Corp
04-26-10	0.29	5,000,000	5,000,000
05-11-10	0.27	5,000,000	5,000,000
Pohjola Bank
06-01-10	0.33	5,000,000	5,000,000
06-15-10	0.33	12,489,467	12,489,467
Sumitomo Mitsui Banking
04-19-10	0.29	5,000,000	5,000,000
Unicredito Italiano
05-17-10	0.30	5,000,000	5,000,000
United Overseas Bank
05-26-10	0.30	15,000,000	15,000,000

Total			341,950,273

Repurchase Agreements (1.9%)(h)
Banc of America Securities LLC dated 03-31-10, matures 04-01-10, repurchase price
$10,063,646	0.05	10,063,632	10,063,632
Goldman Sachs dated 03-31-10, matures 04-30-10, repurchase price
$5,000,917	0.22	5,000,000	5,000,000
Morgan Stanley dated 02-22-10, matures 04-30-10, repurchase price
$40,012,333	0.37	40,000,000	40,000,000
Morgan Stanley dated 02-23-10, matures 04-30-10, repurchase price
$15,004,625	0.37	15,000,000	15,000,000

Total			70,063,632

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $439,348,286)			$439,348,286

Total Investments in Securities
(Cost: $3,886,403,138)(j)			$4,122,453,831

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 17.70% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Negligible market value.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $3,943,525, representing 0.10% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Flashpoint Technology, Inc.
Cv	09-10-99	$1,000,844
Miasole
Cv	07-10-08	10,032,163
Silver Peak Systems, Inc.
Cv	01-14-08	10,041,774

(g)	Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended March 31, 2010 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	cost	cost	cost	cost	income	Value(a)

Electronics for Imaging, Inc.	$115,098,517	$—	$—	$115,098,517	$—	$55,739,101
Mentor Graphics Corp.	73,338,974	5,599,708	2,815,645	76,123,037	—	59,293,464
Open Text Corp.*	131,362,445	—	37,748,990	93,613,455	—	127,437,867
Parametric Technology Corp.	115,731,182	5,427,418	1,247,955	119,910,645	—	163,572,493
Synopsys, Inc.	274,666,837	—	—	274,666,837	—	248,087,126

Total	$710,197,955	$11,027,126	$41,812,590	$679,412,491	$—	$654,130,051

*	Issuer was not an affiliate for the entire period ended March 31, 2010.

(h)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$631,997
Freddie Mac REMICS	1,561,851
Government National Mortgage Association	8,071,056

Total market value of collateral securities	$10,264,904

Goldman Sachs (0.22%)

Security description	Value(a)

Allied Irish Banks PLC/New York NY	$1,546,789
BNP Paribas NY	1,658,596
Societe Generale NY	2,044,615

Total market value of collateral securities	$5,250,000

Morgan Stanley (0.37%)

Security description	Value(a)

Access Group Inc	$3,115,891
Accredited Mortgage Loan Trust	167,010
American Express Credit Account Master Trust	90,287
American Express Issuance Trust	92,895
AmeriCredit Automobile Receivables Trust	107,717
BA Credit Card Trust	777,080
Banc of America Commercial Mortgage Inc	1,540,579
Banc of America Large Loan Inc	498,547
Bank One Issuance Trust	751,724
BMW Vehicle Lease Trust	534,687
Capital Auto Receivables Asset Trust	1,006,416
Capital One Multi-Asset Execution Trust	1,405,675
Chase Issuance Trust	1,573,188
Citibank Credit Card Issuance Trust	1,065,011
Citifinancial Mortgage Securities Inc	107,079
Citigroup Commercial Mortgage Trust	817,988
Collegiate Funding Services Education Loan Trust I	521,033
Commercial Mortgage Asset Trust	263,211
Commercial Mortgage Pass Through Certificates	320,989
Credit Suisse First Boston Mortgage Securities Corp	230,214
Credit Suisse Mortgage Capital Certificates	880,591

Security description	Value(a)

Daimler Chrysler Auto Trust	1,413,850
DFR Middle Market CLO Ltd	1,105,864
Education Funding Capital Trust I	473,413
Fannie Mae REMICS	265,936
Fannie Mae Whole Loan	646,648
Federal National Mortgage Association	145,070
FHLMC Structured Pass Through Securities	98,434
Ford Credit Floorplan Master Owner Trust	835,234
GE Business Loan Trust	135,825
GE Capital Credit Card Master Note Trust	1,131,827
G-FORCE CDO	254,323
Gramercy Real Estate CDO	1,629,700
Granite Master Issuer PLC	879,486
Granite Mortgages PLC	119,560
HSBC Home Equity Loan Trust	288,337
Hyundai Floorplan Master Owner Trust	455,723
JP Morgan Chase Commercial Mortgage Securities Corp	1,643,869
LB-UBS Commercial Mortgage Trust	194,991
MBNA Credit Card Master Note Trust	2,642,725
Merrill Lynch Mortgage Trust	586,914
Morgan Stanley ABS Capital I	48,651
Nelnet Education Loan Funding Inc	215,680
Nelnet Student Loan Trust	1,062,852
Nissan Auto Lease Trust	320,831
Northstar Education Finance Inc	374,690
Pennsylvania Higher Education Assistance Agency	158,866
Saxon Asset Securities Trust	141,181
SLC Student Loan Trust	331,739
SLM Student Loan Trust	1,381,931
Victoria Falls CLO Ltd	2,777,483
Wachovia Bank Commercial Mortgage Trust	4,336,553

Total market value of collateral securities	$41,965,998

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$1,168,459
Accredited Mortgage Loan Trust	62,629
American Express Credit Account Master Trust	33,858
American Express Issuance Trust	34,835
AmeriCredit Automobile Receivables Trust	40,394
BA Credit Card Trust	291,405
Banc of America Commercial Mortgage Inc	577,717
Banc of America Large Loan Inc	186,955
Bank One Issuance Trust	281,897
BMW Vehicle Lease Trust	200,507

Security description	Value (a)

Capital Auto Receivables Asset Trust	377,406
Capital One Multi-Asset Execution Trust	527,128
Chase Issuance Trust	589,945
Citibank Credit Card Issuance Trust	399,379
Citifinancial Mortgage Securities Inc	40,155
Citigroup Commercial Mortgage Trust	306,746
Collegiate Funding Services Education Loan Trust I	195,387
Commercial Mortgage Asset Trust	98,704
Commercial Mortgage Pass Through Certificates	120,371
Credit Suisse First Boston Mortgage Securities Corp	86,330
Credit Suisse Mortgage Capital Certificates	330,222
Daimler Chrysler Auto Trust	530,194
DFR Middle Market CLO Ltd	414,699
Education Funding Capital Trust I	177,530
Fannie Mae REMICS	99,726
Fannie Mae Whole Loan	242,493
Federal National Mortgage Association	54,401
FHLMC Structured Pass Through Securities	36,913
Ford Credit Floorplan Master Owner Trust	313,213
GE Business Loan Trust	50,935
GE Capital Credit Card Master Note Trust	424,435
G-FORCE CDO	95,371
Gramercy Real Estate CDO	611,137
Granite Master Issuer PLC	329,807
Granite Mortgages PLC	44,835
HSBC Home Equity Loan Trust	108,126
Hyundai Floorplan Master Owner Trust	170,896
JP Morgan Chase Commercial Mortgage Securities Corp	616,451
LB-UBS Commercial Mortgage Trust	73,122
MBNA Credit Card Master Note Trust	991,022
Merrill Lynch Mortgage Trust	220,093
Morgan Stanley ABS Capital I	18,244
Nelnet Education Loan Funding Inc	80,880
Nelnet Student Loan Trust	398,569
Nissan Auto Lease Trust	120,312
Northstar Education Finance Inc	140,509
Pennsylvania Higher Education Assistance Agency	59,575
Saxon Asset Securities Trust	52,943
SLC Student Loan Trust	124,402
SLM Student Loan Trust	518,224
Victoria Falls CLO Ltd	1,041,556
Wachovia Bank Commercial Mortgage Trust	1,626,207

Total market value of collateral securities	$15,737,249

(i)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(j)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $3,886,403,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$423,986,000
Unrealized depreciation	(187,935,000)

Net unrealized appreciation	$236,051,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$3,563,916,226	$—	$—	$3,563,916,226
Preferred Stocks
Computers & Peripherals	—	—	2,332,285	2,332,285
Independent Power Producers & Energy Traders	—	—	1,611,240	1,611,240

Total Equity Securities	3,563,916,226	—	3,943,525	3,567,859,751

Other
Affiliated Money Market Fund (b)	115,245,794	—	—	115,245,794
Investments of Cash Collateral Received for Securities on Loan (c)	—	439,348,286	—	439,348,286

Total Other	115,245,794	439,348,286	—	554,594,080

Total	$3,679,162,020	$439,348,286	$3,943,525	$4,122,453,831

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Preferred
Stocks

Balance as of Dec. 31, 2009	$3,812,499
Accrued discounts/premiums	—
Realized gain (loss)	(7,497,698)
Change in unrealized appreciation (depreciation)*	7,628,724
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2010	$3,943,525
*   Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $131,026.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Communications and Information Fund, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	May 26, 2010